Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011
Summary of Contingent Consideration
Beginning balance at January 1,	$ 1,398	$ 688	$ 9,400
Realized gain on settlement of obligation	(1,487)
Unrealized loss on change in fair value	50	710
Additions to contingent consideration obligations	9,356
Settlement of contingent consideration obligation	(7,124)
Ending balance at December 31,	$ 9,356	$ 1,398	$ 9,400